MARKETABLE SECURITIES (Information Regarding Investment in Marketable Securities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Available-for-sale:
Amortized cost	$ 139	$ 141
Gross unrealized gains	7	3
Gross unrealized losses	7	17
Fair market value	139	127
Net realized gains and (losses) on sales of available-for-sale securities	(6)	2	39
Equity Securities [Member]
Available-for-sale:
Amortized cost	81	41
Gross unrealized gains	4	1
Gross unrealized losses	7	10
Fair market value	78	32
Corporate Bonds [Member]
Available-for-sale:
Amortized cost	47	97
Gross unrealized gains	2	2
Gross unrealized losses		7
Fair market value	49	92
Israeli Government Debt [Member]
Available-for-sale:
Amortized cost	11	3
Gross unrealized gains	1
Gross unrealized losses
Fair market value	$ 12	$ 3